Investments in Affiliated Companies	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFLIATED COMPANIES [Abstract]
Investments in Affiliated Companies
10.	INVESTMENTS IN AFFILIATED COMPANIES

The following table includes the Group’s carrying amounts and percentages of ownership of the investments in affiliated companies under the equity and cost methods as of December 31, 2014 and the carrying amounts as of December 31, 2013:

	December 31, 2013	December 31, 2014
	RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
AKG Investment Co., Ltd ("AKGI Fund")	16,611	21,507	17%
WIP-KIF MCI Investment Fund ("MCI Investment Fund")	15,003	13,776	24%
Beijing Chenkang Technology Co., Ltd ("Beijing Chenkang")	8,235	—	25%
Shanghai Ningle Technology Co., Ltd ("Shanghai Ningle")	7,437	5,959	40%
Shanghai Shengduo Network Technology Co., Ltd ("Shanghai Shengduo")	6,663	—	40%
Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi")	4,069	—	20%
Guangzhou Aozi Software Technology Co., Ltd("Guangzhou Aozi")	2,764	2,471	33%
Shanghai Siyuan Digital Technology Co.; Ltd ("Shanghai Siyuan"	1,673	—	20%
Fuzhou Shudong Network Technology Co., Ltd ("Fuzhou Shudong")	1,435	1,416	30%
Shanghai Shimai Information Technology Co., Ltd ("Shanghai Shimai")	1,126	—	25%
Anipark Co., Ltd. (“Anipark”)	606	—	11%
Chengdu Yunyou Network Technology Co., Ltd ("Chengdu Yunyou")	975	972	30%
Game Tales Co., Ltd("Games Tales")	272	—	25%
Chongqing Xiaoheiwu Technology Co., Ltd("Chongqing Xiaoheiwu")	188	48	23%
Alpaca Games ("Alpaca Games ")	—	5,402	18%
Others	383	371	20%~40%
Investment in affiliated companies under the cost method:
Shanda Online Entertainment Limited (“Shanda Online”)	124,513	124,513	6%
Giant Dream Co., Ltd ("Giant")	8,610	8,487	8%
Zhejiang Shengwang Huashi Technology Co., Ltd ("Zhejiang Shengwang")	600	—	—
Lion Games Co., Ltd("Lion Games")	—	8,623	6%
Shanghai Miaoyou Network Technology Co., Ltd ("Shanghai Miaoyou")	500	500	8%
Mage of the East ("Mage of the East ")	—	447	13%
Hangzhou ZhongwanTechnology Co., Ltd ("Hangzhou Zhongwan")	—	290	15%
Shanghai Oukabi Information Technology Co.,Ltd ("Shanghai Oukabi")	—	75	8%
Total	201,663	194,857

The movements of the investments in affiliated companies are as follows:

	Balances at January 1, 2012	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2012
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	9,820	—	(1,098)	—	—	8,722
Shanghai Maishi	4,578	—	(341)	—	—	4,237
MCI Investment Fund	4,186	2,247	(892)	—	371	5,912
Chengdu Awata	3,989	—	(325)	(3,664)	—	—
Beijing Yicheng Tianxia	3,460	—	(3,460)	—	—	—
Anipark	3,077	—	(1,616)	—	89	1,550
Shanghai Lantian	2,690	—	(47)	(2,643)	—	—
Shanghai Shimai	2,050	—	(869)	—	—	1,181
Shanghai Siyuan	1,941	—	(25)	—	—	1,916
Shanghai Qiyu	829	—	—	(829)	—	—
Fuzhou Lingyu	319	—	—	(319)	—	—
Xiamen Lianyu	297	—	(297)	—	—	—
Chongqing Xiaoheiwu	38	—	(38)	—	—	—
Shanghai Shengduo	—	10,000	(1,158)	—	—	8,842
Shanghai Ningle	—	9,000	(241)	—	—	8,759
AKGI Fund	—	5,655	(63)	—	191	5,783
Fuzhou Shudong	—	2,000	(325)	—	—	1,675
Chengdu Yunyou	—	1,400	(123)	—	—	1,277
Suzhou Shengyou Network Development Co., Ltd.	—	1,000	(1,000)	—	—	—
Others	8	65	239	—	—	312
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	—	124,513	—	—	—	124,513
Giant	—	8,334	—	—	439	8,773
Total	37,882	164,214	(11,679)	(7,455)	1,090	184,052

	Balances at January 1, 2013	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2013
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	8,722	—	(487)	—	—	8,235
Shanghai Maishi	4,237	—	(168)	—	—	4,069
MCI Investment Fund	5,912	9,833	(879)	—	137	15,003
Anipark	1,550	—	(1,076)	—	132	606
Shanghai Shimai	1,181	—	(55)	—	—	1,126
Shanghai Siyuan	1,916	—	(243)	—	—	1,673
Chongqing Xiaoheiwu	—	—	188	—	—	188
Shanghai Shengduo	8,842	—	(2,179)	—	—	6,663
Shanghai Ningle	8,759	—	(1,322)	—	—	7,437
AKGI Fund	5,783	10,576	(400)	—	652	16,611
Fuzhou Shudong	1,675	—	(240)	—	—	1,435
Chengdu Yunyou	1,277	—	(302)	—	—	975
Guangzhou Aozi	—	3,000	(236)	—	—	2,764
Shanghai Miaoyou	—	480	—	—	20	500
Games Tales	—	95	177	—	—	272
Others	312	398	(327)	—	—	383
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	124,513	—	—	—	—	124,513
Giant	8,773	—	—	—	(163)	8,610
Total	184,052	24,382	(7,549)	—	778	201,663

	Balances at January 1, 2014	Investments	Share of Profits / (Losses)	Impairment	Disposal	Other Equity Movement	Balances at December 31, 2014
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	8,235	—	(25)	(8,210)	—	—	—
Shanghai Maishi	4,069	—	49	(4,118)	—	—	—
MCI Investment Fund	15,003	3,278	(4,502)	—	—	(3)	13,776
Anipark	606	355	1,415	(2,372)	—	(4)	—
Shanghai Shimai	1,126	—	(4)	(1,122)	—	—	—
Shanghai Siyuan	1,673	—	(43)	(1,630)	—	—	—
Chongqing Xiaoheiwu	188	—	(140)	—	—	—	48
Shanghai Shengduo	6,663	—	(615)	(6,048)	—	—	—
Shanghai Ningle	7,437	—	(1,478)	—	—	—	5,959
AKGI Fund	16,611	5,659	(551)	—	—	(212)	21,507
Fuzhou Shudong	1,435	—	(19)	—	—	—	1,416
Chengdu Yunyou	975	—	(3)	—	—	—	972
Guangzhou Aozi	2,764	—	(293)	—	—	—	2,471
Alpaca games	—	6,135	(254)	—	—	(479)	5,402
Games Tales	272	—	127	(382)	(39)	22	—
Others	383	—	(12)	—	—	—	371
Investment in affiliated companies under the cost method:
Shanda Online	124,513	—	—	—	—	—	124,513
Giant	8,610	—	—	—		(123)	8,487
Lion Games	—	9,093	—	—	—	(470)	8,623
Hangzhou Zhongwan	—	290	—	—	—	—	290
Zhejiang Shengwang	600	—	—	(181)	(419)	—	—
Shanghai Miaoyou	500	—	—	—	—	—	500
Oukabi	—	75	—	—	—	—	75
Mage of the East	—	458	—	—	—	(11)	447
Total	201,663	25,343	(6,348)	(24,063)	(458)	(1,280)	194,857